Subsequent Event	12 Months Ended
Mar. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENT
23.	SUBSEQUENT EVENT
The Group has evaluated events from the year ended March 31, 2022 through the date the financial statements were issued. There were no subsequent events that need disclosure.